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                        SMITH BARNEY SECTOR SERIES INC.
                     Smith Barney Financial Services Fund
                       Smith Barney Health Sciences Fund
                         Smith Barney Technology Fund

               Supplement dated April 29, 2004 to the Prospectus
                            dated February 27, 2004

The following information Supplement revises and supersedes, as applicable, the information contained in the Prospectus.

Effective April 29, 2004, Class L shares of each Fund were renamed to Class C shares.

Smith Barney Financial Services Fund

                         Average Annual Total Returns
                     (for periods ended December 31, 2003)

                                                          Since   Inception
                                1 year 5 years 10 years Inception   Date
     Class A
     Return before taxes        22.91%   N/A     N/A       9.90%   2/28/00
     Return after taxes on
     distributions/(1)/         22.54%   N/A     N/A       8.90%   2/28/00
     Return after taxes on
     distributions and sale
     of fund shares/(1)/        14.89%   N/A     N/A       8.00%   2/28/00
     Class B
     Return before taxes        23.39%   N/A     N/A      10.16%   2/28/00
     Class C
     Return before taxes#       27.47%   N/A     N/A      10.56%   2/28/00
     Class Y
     Return before taxes*          N/A   N/A     N/A         N/A   2/28/00
     Russell 3000 Index/(2)(3)/ 31.04%   N/A     N/A    (13.06)%   2/28/00
     Goldman Sachs
     Financials Index/(4)/      32.40%   N/A     N/A      13.62%   2/28/00

/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some

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  cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lowe
/(2)/Effective April 29, 2004 management has selected The Russell 3000 Index as the funds primary index. The Goldman Sector Specific Index will continue to be the secondary index.
/(3)/The Russell 3000 Index measures the performance of the 3000 largest U.S.
    companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. An investor cannot invest directly in an index.
/(4)/The Goldman Sachs Financials Index is an unmanaged market-value weighted index comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index comparison begins on 2/28/00.
* There were no outstanding Class Y shares for the last fiscal year.
# On February 2, 2004, the initial sales charge of 1.00% on Class C shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated during the entire period.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

..  You invest $10,000 in the fund for the period shown
.. Your investment has a 5% return each year--the assumption of a 5% return is required by the Securities and Exchange Commission ("SEC") for purposes of this example and is not a prediction of the fund's future performance
..  You reinvest all distributions and dividends without a sales charge
.. The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

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                      Number of years you own your shares

                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $627   $894   $1,182   $2,000
Class B (redemption at end of period)  $709   $946   $1,208   $2,197*
Class B (no redemption)                $209   $646   $1,108   $2,197*
Class C (redemption at end of period)  $310   $649   $1,114   $2,400
Class C (no redemption)                $210   $649   $1,114   $2,400
Class Y (with or without redemption)   $108   $337   $  585   $1,294

* Assumes conversion to Class A shares approximately eight years after purchase.

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Smith Barney Health Science Fund

                         Average Annual Total Returns
                     (for periods ended December 31, 2003)

                                                        Since   Inception
                              1 year 5 years 10 years Inception   Date
       Class A
       Return before taxes    11.22%   N/A     N/A      (0.30)%  2/28/00
       Return after taxes on
       distributions/(1)/     11.22%   N/A     N/A      (0.64)%  2/28/00
       Return after taxes on
       distributions and sale
       of fund shares/(1)/     7.29%   N/A     N/A      (0.42)%  2/28/00
       Class B
       Return before taxes    11.26%   N/A     N/A      (0.21)%  2/28/00
       Class C
       Return before taxes#   15.16%   N/A     N/A        0.27%  2/28/00
       Class Y
       Return before taxes*    N/A     N/A     N/A         N/A   2/28/00
       Russell 3000
       Index/(2)(3)/          31.04%   N/A     N/A     (13.06)%  2/28/00
       Goldman Sachs
       Healthcare Index/(4)/  23.20%   N/A     N/A       23.66%  2/28/00

/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
/(2)/Effective April 29, 2004 management has selected The Russell 3000 Index as the funds primary index. The Goldman Sector Specific Index will continue to be the secondary index.
/(3)/The Goldman Sachs Healthcare Index is an unmanaged market-value weighted index comprised of healthcare service companies including long-term care and hospital facilities, healthcare management organizations

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  and continuing care services and pharmaceutical companies. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index Comparison begins on 2/28/00.
/(4)/The Russell 3000 Index measures the performance of the 3000 largest U.S.
     companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. An investor cannot invest directly in an index.
* There were no outstanding Class Y shares for the last fiscal year.
# On February 2, 2004, the initial sales charge of 1.00% on Class C shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated during the entire period.

                      Number of years you own your shares

                                      1 year 3 years 5 years 10 years
Class A (with or without redemption)   $631   $906   $1,202   $2,043
Class B (redemption at end of period)  $714   $961   $1,234   $2,248*
Class B (no redemption)                $214   $661   $1,134   $2,248*
Class C (redemption at end of period)  $313   $658   $1,129   $2,431
Class C (no redemption)                $213   $658   $1,129   $2,431
Class Y (with or without redemption)   $112   $350   $  606   $1,340

* Assumes conversion to Class A shares approximately eight years after purchase.

Smith Barney Technology Fund

                         Average Annual Total Returns
                     (for periods ended December 31, 2003)

                                                        Since   Inception
                              1 year 5 years 10 years Inception   Date
       Class A
       Return before taxes    37.37%   N/A     N/A     (24.29)%  2/28/00
       Return after taxes on
       distributions/(1)/     37.37%   N/A     N/A     (24.49)%  2/28/00
       Return after taxes on
       distributions and sale
       of fund shares/(1)/    24.29%   N/A     N/A     (19.29)%  2/28/00
       Class B
       Return before taxes    38.84%   N/A     N/A     (24.41)%  2/28/00
       Class C
       Return before taxes#   42.84%   N/A     N/A     (24.01)%  2/28/00
       Class Y
       Return before taxes*     N/A    N/A     N/A        N/A    2/28/00
       Russell 3000
       Index/(2)(3)/          31.04    N/A     N/A     (13.06)%  2/28/00
       Goldman Sachs
       Technology Index/(4)/  54.19%   N/A     N/A     (22.89)%  2/28/00

/(1)/After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for Class B, Class C and Class Y shares will vary because of differences in sales charges and expenses. The returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.
/(2)/Effective April 29, 2004 management has selected The Russell 3000 Index as the funds primary index. The Goldman Sector Specific Index will continue to be the secondary index.
/(3)/The Russell 3000 Index measures the performance of the 3000 largest U.S.
     companies based on total market capitalization, which represent approximately 98% of the U.S. equity market. An investor cannot invest directly in an index.

/(4)/The Goldman Sachs Technology Index is an unmanaged market-value weighted index comprised of companies in hardware, computer, software, services, semi-conductor, Internet and multimedia networking. It is not possible to invest directly in the index. An index does not reflect deductions for fees, expenses or taxes. Index comparison begins on 2/28/00.
* There were no outstanding Class Y shares for the last fiscal year.
# On February 2, 2004, the initial sales charge of 1.00% on Class C shares was eliminated for sales made on or after that date. The average annual returns for Class C shares in the table have been calculated as if the sales charge had been eliminated during the entire period.

Distribution plans Each fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, each fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, the distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. A distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the fund's distributors and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

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  Comparing the funds' classes

Your Service Agent can help you decide which class meets your goals. The Service Agent may receive different compensation depending upon which class you choose.

                 Class A          Class B        Class C        Class Y
Key          .Initial sales   .No initial     .No initial    .No initial or
features      charge           sales charge    sales charge   deferred
             .You may         .Deferred       .Deferred       sales charge
              qualify for      sales charge    sales charge  .Must invest
              reduction or     declines over   for only 1     at least $15
              waiver of ini-   time            year           million
              tial sales      .Converts to    .Does not      .Lower
              charge           Class A after   convert to     annual ex-
             .Lower            8 years         Class A        penses than
              annual ex-      .Higher         .Higher         the other
              penses than      annual ex-      annual ex-     classes
              Class B and      penses than     penses than
              Class C          Class A         Class A
---------------------------------------------------------------------------
Initial      Up to 5.00%;     None            None           None
sales        reduced for
charge       large purchases
             and waived for
             certain
             investors; no
             charge for
             purchases of
             $1,000,000 or
             more
---------------------------------------------------------------------------
Deferred     1.00% on         Up to 5.00%     1.00% if you   None
sales        purchases of     charged when    redeem within
charge       $1,000,000 or    you redeem      1 year of
             more if you      shares. The     purchase
             redeem within    charge is
             1 year of        reduced over
             purchase         time and there
                              is no deferred
                              sales charge
                              after 5 years
---------------------------------------------------------------------------
Annual       0.25% of         1.00% of        1.00% of       None
distribution average daily    average daily   average daily
and          net assets       net assets      net assets
service
fees
---------------------------------------------------------------------------
Exchange     Class A shares   Class B shares  Class C shares Class Y shares
privilege*   of most Smith    of most Smith   of most Smith  of most Smith
             Barney funds     Barney funds    Barney funds   Barney funds
---------------------------------------------------------------------------

* Ask your Service Agent for the Smith Barney funds available for exchange.

FD02959


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